INCOME TAX (Tables)	12 Months Ended
Nov. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The tax effect of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows as of November 30,

Deferred tax assets	2022	2021
Net operating losses	$1,259,148	$396,202
Right of use asset/liability	27,728	18,114
Allowance and reserves	1,862	-
Total gross deferred tax assets	1,288,738	414,316
Less: valuation allowance	(868,535)	(292,160)
Total deferred tax assets	420,203	122,156

Deferred tax liabilities
Depreciation of fixed assets	(420,203)	(122,156)
Total deferred tax liabilities	(420,203)	(122,156)

Net deferred tax assets	$-	$-

SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS

Components of net deferred tax assets, including a valuation allowance, are as follows as of November 30:

	2022	2021
Deferred tax assets	$1,288,738	$414,316
Valuation allowance	(868,535)	(292,160)
Total deferred tax assets	420,203	$122,156
Deferred tax liabilities	(420,203)	(122,156)
Total net deferred assets/liabilities	$-	$-

SCHEDULE OF RECONCILIATION BETWEEN STATUTORY RATE AND EFFECTIVE RATE

The reconciliation between statutory rate and effective rate is as follows as of November 30,

	2022	2021
Federal statutory tax rate	21%	21%
State taxes	0%	0%
Nondeductible items	0%	0%
Change in valuation allowance	(21)%	(21)%
Return to provision adjustments	0%	0%

Effective tax rate	0%	0%